Contract Balances (Details) - Schedule of reconciliation of accounts receivable - CNY (¥) ¥ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Contract Balances (Details) - Schedule of reconciliation of accounts receivable [Line Items]
Accounts receivable		¥ 87,256	¥ 28,346
Less: allowance for doubtful accounts		(9)
Accounts receivable, net		87,247	28,346
Accounts receivable derived from governments cooperative arrangements [Member]
Contract Balances (Details) - Schedule of reconciliation of accounts receivable [Line Items]
Accounts receivable	[1]	73,106	26,862
Accounts receivable from other customers [Member]
Contract Balances (Details) - Schedule of reconciliation of accounts receivable [Line Items]
Accounts receivable	[2]	¥ 14,150	¥ 1,484

[1]	Accounts receivable derived from government cooperative arrangements were recorded when the educational services have been provided to publicly-sponsored students and the receivables are due in accordance with the payment schedule in the relevant agreements with the governments.
[2]	When rendering education and management services and other services, the Group generally bills its customers in the period when the Group’s right to consideration is unconditional and transfer control over services in accordance with the contract terms.